Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal			$ 0	$ 0
State			21	17
International			977	406
Current income tax expense (benefit)			998	423
Deferred:
Federal			0	0
State			0	0
International			142	(134)
Deferred income tax expense (benefit)			142	(134)
Total income tax expense	$ 483	$ 190	$ 1,140	$ 289